Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Reportable Segments

	For the year ended December 31,
In millions	2012	2011	2010
Net sales:
Semiconductor Materials	$917.5	$1,023.1	$992.6
Solar Energy	1,612.4	1,692.4	1,246.6
Consolidated net sales	$2,529.9	$2,715.5	$2,239.2
Operating (loss) income:
Semiconductor Materials	$(5.0)	$(31.1)	$68.2
Solar Energy	162.2	(1,144.0)	76.2
Corporate and other	(100.0)	(125.4)	(123.3)
Consolidated operating (loss) income	$57.2	$(1,300.5)	$21.1
Interest expense:
Semiconductor Materials	$(1.2)	$(1.6)	$3.2
Solar Energy	76.5	35.5	25.8
Corporate and other	60.0	43.3	—
Consolidated interest expense	$135.3	$77.2	$29.0
Depreciation and amortization:
Semiconductor Materials	$121.6	$124.2	$108.8
Solar Energy	119.3	102.9	56.0
Corporate and other	6.0	—	—
Consolidated depreciation and amortization	$246.9	$227.1	$164.8
Capital expenditures:
Semiconductor Materials	$75.1	$144.6	$150.4
Solar Energy(1)	401.9	901.4	479.6
Corporate and other	8.9	4.6	2.1
Consolidated capital expenditures	$485.9	$1,050.6	$632.1
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(1)	Consists primarily of construction of solar energy systems of $346.9 million, $598.1 million and $280.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas	Net Sales to Customers

	For the year ended December 31,
	2012	2011	2010
Dollars in millions
United States	$735.3	$447.5	$242.8
Foreign	1,794.6	2,268.0	1,996.4
Total	$2,529.9	$2,715.5	$2,239.2

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Foreign revenues were derived from sales to the following countries:

	For the year ended December 31,
	2012	2011	2010
Dollars in millions
China	$82.8	$598.8	$415.8
Korea	198.8	237.1	176.9
Taiwan	408.4	530.0	549.4
Italy	234.2	375.6	385.3
Canada	248.6	104.9	4.4
Spain	175.8	42.3	2.0
Other foreign countries	446.0	379.3	462.6
Total	$1,794.6	$2,268.0	$1,996.4

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2012	2011
Dollars in millions
United States	$1,510.0	$975.2
Japan	120.9	165.3
Taiwan	231.7	255.4
Italy	215.9	427.5
Other foreign countries	594.5	569.7
Total	$2,673.0	$2,393.1